Note Borrowings (Maximum aggregate balance of federal funds purchased and repurchase agreements) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Federal Funds Purchased and Securities Sold under Agreements to Repurchase
Maximum aggregate balance outstanding at any month-end	$ 471,083	$ 954,253
Average montly aggregate balance outstanding	$ 399,422	$ 757,230
Weighted average interest rate for the year	1.22%	1.01%
Weighted average interest rate at December 31	1.50%	1.12%